Note 7 LtSCD by LMU (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LtSCD by LMU [Line Items]
Average LtSCD by LMU	105.00%	102.00%	99.00%
BBVA SA [Member]
LtSCD by LMU [Line Items]
Average LtSCD by LMU	105.00%	101.00%	100.00%
BBVA Mexico [Member]
LtSCD by LMU [Line Items]
Average LtSCD by LMU	115.00%	115.00%	102.00%
Garanti BBVA group [Member]
LtSCD by LMU [Line Items]
Average LtSCD by LMU	92.00%	90.00%	78.00%
Other LMU [Member]
LtSCD by LMU [Line Items]
Average LtSCD by LMU	103.00%	99.00%	104.00%